ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2016	2015	2014
	(In Millions)
Unrealized gains (losses) on investments	$44	$261	$1,142
Foreign currency translation adjustments	(77)	(59)	(34)
Defined benefit pension plans	(46)	(43)	(811)
Total accumulated other comprehensive income (loss)	(79)	159	297
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest	86	69	54
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable	$7	$228	$351

Comprehensive Income (Loss)
The components of OCI for the past three years, net of tax, follow:

	2016	2015	2014
	(In Millions)
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	$(18)	$(25)	$(21)
(Gains) losses reclassified into net earnings (loss) during the period	—	—	—
Foreign currency translation adjustment	(18)	(25)	(21)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	(160)	(1,020)	1,043
(Gains) losses reclassified into net earnings (loss) during the year(1)	2	12	37
Net unrealized gains (losses) on investments	(158)	(1,008)	1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss recognition and other	(59)	127	(111)
Change in unrealized gains (losses), net of adjustments and (net of deferred income tax expense (benefit) of $(96), $(480) and $529)	(217)	(881)	969
Change in defined benefit plans:
Net gain (loss) arising during the year	—	—	(95)
Prior service cost arising during the year	—	—	—
Less: reclassification adjustments to net earnings (loss) for:(2)
Amortization of net (gains) losses included in net periodic cost	(3)	(4)	72
Amortization of net prior service credit included in net periodic cost	—	—	—
Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $(2) and $(15))	(3)	(4)	(23)
Total other comprehensive income (loss), net of income taxes	(238)	(910)	925
Less: Other comprehensive (income) loss attributable to noncontrolling interest	17	15	29
Other Comprehensive Income (Loss) Attributable to AXA Equitable	$(221)	$(895)	$954

(1)
See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.

(2)
These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.